Statement of changes in equity - BRL (R$) R$ in Thousands	Capital	Capital reserve	Legal reserve	Tax incentive	Retention of profits	Additional dividends proposed	Additional paid in capital	Other comprehensive income	Treasury shares	Accumulated losses	Total Braskem shareholders' interest	Non-controlling interest in subsidiaries	Total
Beginning balance at Dec. 31, 2015	R$ 8,043,222	R$ 232,430	R$ 229,992	R$ 0	R$ 2,404,663	R$ 247,364	R$ 0	R$ (9,060,710)	R$ (49,819)	R$ (416,768)	R$ 1,630,374	R$ (684,885)	R$ 945,489
Comprehensive income for the year:
Profit (loss) for the year										(411,472)	(411,472)	(317,725)	(729,197)
Exchange variation of foreign sales hedge, net of taxes								2,561,596			2,561,596	(338,482)	2,223,114
Fair value of cash flow hedge, net of taxes								145,878			145,878	(9,010)	136,868
Foreign subsidiaries currency translation adjustment								63,697			63,697	275,599	339,296
Comprehensive income (loss) for the year								2,771,171		(411,472)	2,359,699	(389,618)	1,970,081
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes								(27,236)		27,236	0	0	0
Realization of deemed cost of jointly-controlled investment, net of taxes								(965)		965	0	0	0
Actuarial gains post-employment benefits of subsidiaries , net of taxes								(4,119)			(4,119)	0	(4,119)
Post-employment plans - Health plan, net of taxes													0
Equity valuation adjustments								(32,320)		28,201	(4,119)	0	(4,119)
Contributions and distributions to shareholders:
Absorption of losses and adjustments					(800,039)					800,039	0	0	0
Capital increase											0	56,623	56,623
Additional dividends approved by the General Meeting						(247,364)					(247,364)	0	(247,364)
Interim dividends approved by Board of Directors					(1,000,000)						(1,000,000)	0	(1,000,000)
Contributions and distributions to shareholders					(1,800,039)	(247,364)				800,039	(1,247,364)	56,623	(1,190,741)
Ending balance at Dec. 31, 2016	8,043,222	232,430	229,992	0	604,624	0	0	(6,321,859)	(49,819)	0	2,738,590	(1,017,880)	1,720,710
Comprehensive income for the year:
Profit (loss) for the year										3,865,440	3,865,440	50,331	3,915,771
Exchange variation of foreign sales hedge, net of taxes								747,135			747,135	111,372	858,507
Fair value of cash flow hedge, net of taxes								394,251			394,251	11,301	405,552
Foreign subsidiaries currency translation adjustment								51,445			51,445	(52,047)	(602)
Comprehensive income (loss) for the year								1,192,831		3,865,440	5,058,271	120,957	5,179,228
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes								(26,847)		26,847	0	0	0
Realization of deemed cost of jointly-controlled investment, net of taxes								(963)		963	0	0	0
Actuarial gains post-employment benefits of subsidiaries , net of taxes								(5,750)			(5,750)	0	(5,750)
Post-employment plans - Health plan, net of taxes								(2,904)			(2,904)	0	(2,904)
Equity valuation adjustments								(36,464)		27,810	(8,654)	0	(8,654)
Contributions and distributions to shareholders:
Lapsed dividends										482	482	0	482
Tax incentive reserve				71,745						(71,745)	0	0	0
Prepaid dividends										(1,000,000)	(1,000,000)	0	(1,000,000)
Legal reserve			204,150							(204,150)	0	0	0
Additional dividends proposed						1,500,000				(1,500,000)	0	0	0
Retained earnings					1,335,387					(1,335,387)	0	0	0
Goodwill on the acquisition of a subsidiary under common control							(488,388)				(488,388)	0	(488,388)
Non-controlling interest in subsidiaries												69,422	69,422
Contributions and distributions to shareholders			204,150	71,745	1,335,387	1,500,000	(488,388)			(4,110,800)	(1,487,906)	69,422	(1,418,484)
Ending balance at Dec. 31, 2017	8,043,222	232,430	434,142	71,745	1,940,011	1,500,000	(488,388)	(5,165,492)	(49,819)	(217,550)	6,300,301	(827,501)	5,472,800
Comprehensive income for the year:
Profit (loss) for the year										2,827,650	2,827,650	40,535	2,868,185
Exchange variation of foreign sales hedge, net of taxes								(1,268,273)			(1,268,273)	44,319	(1,223,954)
Fair value of cash flow hedge, net of taxes								(112,241)			(112,241)	12,675	(99,566)
Foreign subsidiaries currency translation adjustment								946,342			946,342	(145,119)	801,223
Comprehensive income (loss) for the year								(434,172)		2,827,650	2,393,478	(47,590)	2,345,888
Equity valuation adjustments:
Realization of additional property, plant and equipment price-level restatement, net of taxes								(26,717)		26,717	0	0	0
Realization of deemed cost of jointly-controlled investment, net of taxes								(962)		962	0	0	0
Actuarial gains post-employment benefits of subsidiaries , net of taxes								(1,289)			(1,289)	0	(1,289)
Post-employment plans - Health plan, net of taxes								(280)			(280)		(280)
Long term incentive plan, net of taxes								6,406			6,406	133	6,539
Fair value adjustments of trade accounts receivable								(449)			(449)	0	(449)
Equity valuation adjustments								(23,291)		27,679	4,388	133	4,521
Contributions and distributions to shareholders:
Prescribed dividends										460	460	0	460
Additional dividends approved in the board meeting						(1,500,000)				(73)	(1,500,073)	(1,396)	(1,501,469)
Reversal of fiscal incentive				(130)						130	0	0	0
Tax incentive reserve				81,863						(81,863)	0	0	0
Legal reserve			143,334							(143,334)	0	0	0
Mandatory minimum dividends										(667,419)	(667,419)	0	(667,419)
Additional dividends proposed						2,002,255				(2,002,255)	0	0	0
Loss on investments								(65)			(65)	65	0
Sale of investments											0	(111)	(111)
Contributions and distributions to shareholders			143,334	81,733		502,255		(65)		(2,894,354)	(2,167,097)	(1,442)	(2,168,539)
Ending balance at Dec. 31, 2018	R$ 8,043,222	R$ 232,430	R$ 577,476	R$ 153,478	R$ 1,940,011	R$ 2,002,255	R$ (488,388)	R$ (5,623,020)	R$ (49,819)	R$ (256,575)	R$ 6,531,070	R$ (876,400)	R$ 5,654,670